Subsidiary guarantee information (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Comprehensive income
Net income/(loss)	SFr (2,945)	SFr 2,324	SFr 2,965
Gains/(losses) on cash flow hedges	16	(20)	18
Foreign currency translation	(1,156)	2,287	(1,021)
Unrealized gains/(losses) on securities	(4)	12	(32)
Actuarial gains/(losses)	(661)	(1,253)	1,044
Net prior service cost	155	(63)	(95)
Other comprehensive income/(loss), net of tax	(1,650)	963	(86)
Comprehensive income/(loss)	(4,595)	3,287	2,879
Comprehensive income/(loss) attributable to noncontrolling interests	(19)	540	525
Comprehensive income/(loss) attributable to shareholders	(4,576)	2,747	2,354
Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	(365)	1,092	1,021
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	56	2,078	(627)
Unrealized gains/(losses) on securities	(2)	0	(3)
Actuarial gains/(losses)	24	(109)	138
Net prior service cost	(14)	14	0
Other comprehensive income/(loss), net of tax	64	1,983	(492)
Comprehensive income/(loss)	(301)	3,075	529
Comprehensive income/(loss) attributable to noncontrolling interests	(26)	520	471
Comprehensive income/(loss) attributable to shareholders	(275)	2,555	58
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(3,012)	672	1,608
Gains/(losses) on cash flow hedges	24	(27)	2
Foreign currency translation	(1,203)	206	(1,607)
Unrealized gains/(losses) on securities	(4)	21	(15)
Actuarial gains/(losses)	20	167	(181)
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	(1,163)	367	(1,801)
Comprehensive income/(loss)	(4,175)	1,039	(193)
Comprehensive income/(loss) attributable to noncontrolling interests	0	94	163
Comprehensive income/(loss) attributable to shareholders	(4,175)	945	(356)
Bank
Comprehensive income
Net income/(loss)	(3,377)	1,764	2,629
Gains/(losses) on cash flow hedges	24	(27)	2
Foreign currency translation	(1,147)	2,284	(2,234)
Unrealized gains/(losses) on securities	(6)	21	(18)
Actuarial gains/(losses)	44	58	(43)
Net prior service cost	(14)	14	0
Other comprehensive income/(loss), net of tax	(1,099)	2,350	(2,293)
Comprehensive income/(loss)	(4,476)	4,114	336
Comprehensive income/(loss) attributable to noncontrolling interests	(26)	614	634
Comprehensive income/(loss) attributable to shareholders	(4,450)	3,500	(298)
Group parent company
Comprehensive income
Net income/(loss)	(2,944)	1,875	2,326
Gains/(losses) on cash flow hedges	(8)	7	16
Foreign currency translation	(3)	(1)	0
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	0	0	0
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	(11)	6	16
Comprehensive income/(loss)	(2,955)	1,881	2,342
Comprehensive income/(loss) attributable to noncontrolling interests	0	0	0
Comprehensive income/(loss) attributable to shareholders	(2,955)	1,881	2,342
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	3,376	(1,315)	(1,990)
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	(6)	4	1,213
Unrealized gains/(losses) on securities	2	(9)	(14)
Actuarial gains/(losses)	(705)	(1,311)	1,087
Net prior service cost	169	(77)	(95)
Other comprehensive income/(loss), net of tax	(540)	(1,393)	2,191
Comprehensive income/(loss)	2,836	(2,708)	201
Comprehensive income/(loss) attributable to noncontrolling interests	7	(74)	(109)
Comprehensive income/(loss) attributable to shareholders	SFr 2,829	SFr (2,634)	SFr 310